INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Deferred income tax assets	$ 2,993	$ 2,034
Deferred income tax liabilities	(7,722)	(6,730)
Total deferred income tax assets and liabilities	$ (4,729)	$ (4,696)